Segment Information - Net Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 2,251,657	$ 1,870,346	$ 1,526,424
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,007,376	825,457	721,990
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	909,690	728,577	663,869
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	97,686	96,880	58,121
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	814,417	682,289	487,476
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 429,864	$ 362,600	$ 316,958